Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others		¥ 419,400	¥ 340,900
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net		4,100	24,500
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)		(84,800)	(19,100)
Gains on reversal of reserves for possible losses on loans, and others		3,600	7,900
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others		(50,500)	55,400
Net extraordinary gains (losses)		65,800	(5,000)
Others		(24,200)	(13,100)
Income before income tax expense under Japanese GAAP		333,400	391,500
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities		(12,900)	105,000
Investments		285,400	(163,900)
Loans		(10,800)	0
Allowances for credit losses	[1]	35,800	500
Premises and equipment		(37,100)	(51,500)
Land revaluation		2,700	500
Business combinations		(4,300)	4,100
Pension liabilities		(84,500)	(27,300)
Consolidation of variable interest entities		36,600	40,300
Foreign currency translation		(200)	14,300
Others		3,700	(3,000)
Income before income tax expense		¥ 547,841	¥ 310,456

[1]	The MHFG Group adopted ASU No.2016-13, 2019-04, 2019-05, and 2019-11 on April 1, 2020. Allowances for credit losses for the six months ended September 30, 2020 substitute allowances for loan losses and off-balance-sheet instruments for the six months ended September 30, 2019. See Note 2 “Issued accounting pronouncements” for further details.